dividends per share (Tables)	12 Months Ended
Dec. 31, 2021
dividends per share
Dividends per share

Years ended December 31 (millions except per share amounts)	2021				2020
TELUS Corporation	Declared		Paid to		Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total	Effective	Per share	shareholders	Total
Quarter 1 dividend	Mar. 11, 2021	$0.3112	Apr. 1, 2021	$404	Mar. 11, 2020	$0.29125	Apr. 1, 2020	$371
Quarter 2 dividend	Jun. 10, 2021	0.3162	Jul. 2, 2021	428	Jun. 10, 2020	0.29125	Jul. 2, 2020	372
Quarter 3 dividend	Sep. 10, 2021	0.3162	Oct. 1, 2021	430	Sep. 10, 2020	0.29125	Oct. 1, 2020	374
Quarter 4 dividend	Dec. 10, 2021	0.3274	Jan. 4, 2022	449	Dec. 11, 2020	0.31120	Jan. 4, 2021	403
		$1.2710		$1,711		$1.18495		$1,520